CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOW FROM OPERATING ACTIVITIES:
Net income (loss)	$ (197,684)	$ 207,202	$ 238,985
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	470,455	371,041	332,027
Impairment of assets and other charges	455,425	0	0
Deferred income taxes	(72,048)	61,212	50,717
Gains on sale of property and equipment	(7,865)	(6,906)	(1,848)
Changes in undistributed stock compensation	9,446	9,294	7,114
Equity AFUDC	(465)	0	(4,724)
Changes in current assets and liabilities:
Accounts receivable, net of allowances	(193,775)	(51,554)	(48,772)
Accrued utility revenue	(3,200)	(2,500)	(3,300)
Deferred purchased gas costs	(147,215)	(343,728)	36,239
Accounts payable	293,909	50,426	(7,694)
Accrued taxes	17,929	(6,725)	15,171
Other current assets and liabilities	(207,853)	(89,209)	107,427
Changes in deferred charges and other assets	16,886	(13,541)	(32,591)
Changes in other liabilities and deferred credits	(26,485)	(73,629)	(62,671)
Net cash provided by operating activities	407,460	111,383	626,080
CASH FLOW FROM INVESTING ACTIVITIES:
Construction expenditures and property additions	(859,421)	(715,626)	(825,105)
Acquisition of businesses, net of cash acquired	(18,809)	(2,354,260)	0
Changes in customer advances	21,506	15,974	14,033
Other	17,822	18,256	9,003
Net cash used in investing activities	(838,902)	(3,035,656)	(802,069)
CASH FLOW FROM FINANCING ACTIVITIES:
Issuance of common stock, net	461,828	213,641	139,245
Dividends paid	(160,563)	(138,222)	(125,504)
Centuri distribution to redeemable noncontrolling interest	(39,649)	0	0
Issuance of long-term debt, net	1,067,805	1,660,696	662,377
Retirement of long-term debt	(499,914)	(452,664)	(356,406)
Change in credit facility and commercial paper	(80,000)	(20,000)	0
Change in short-term debt	(366,193)	(48,000)	(104,000)
Issuance of short-term debt	0	1,850,000	0
Withholding remittance – share-based compensation	(2,662)	(1,264)	(2,736)
Other, including principal payments on finance leases	(24,172)	(729)	(3,402)
Net cash provided by financing activities	356,480	3,063,458	209,574
Effects of currency translation on cash and cash equivalents	(854)	160	228
Change in cash and cash equivalents	(75,816)	139,345	33,813
Cash and cash equivalents disposed	(23,803)	0	0
Cash and cash equivalents at beginning of period	222,697	83,352	49,539
Cash and cash equivalents at end of period	123,078	222,697	83,352
SUPPLEMENTAL INFORMATION:
Interest paid, net of amounts capitalized	219,825	104,352	105,182
Income taxes paid (received), net	$ 12,001	$ 4,208	$ (10,951)